CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2012	Dec. 31, 2011
ASSETS
Cash and Cash Equivalents	$ 41,292,569	$ 16,718,565
Accounts Receivable	1,513,947	1,240,142
Markers Receivable	225,122,473	240,131,089
Prepaid Expenses and Other Assets	127,747	292,559
Total Current Assets	268,056,736	258,382,355
Intangible Assets (net of accumulated amortization of $8,459,042 and $5,902,419 at June 30, 2012 and December 31, 2011, respectively)	52,617,269	54,983,937
Goodwill	15,038,782	14,992,009
Property and Equipment (net of accumulated depreciation of $7,730 and $1,101 at June 30, 2012 and December 31, 2011, respectively)	20,313	26,855
Other Assets	21,575	22,158
TOTAL ASSETS	335,754,675	328,407,314
LIABILITIES AND SHAREHOLDERS' EQUITY
Lines of Credit Payable	40,355,721	46,270,563
Accrued Expenses	11,719,132	16,157,439
Payable - King's Gaming Acquisition, current portion	11,116,885	12,057,600
Loan Payable, Shareholders, current	4,561,746	2,641,619
Total Current Liabilities	67,753,484	77,127,221
Loan Payable, Shareholders	60,000,000	60,000,000
Long-term Payable-King's Gaming Acquisition, net of current portion	15,589,311	32,492,985
Total Liabilities	143,342,795	169,620,206
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Preferred Shares, $0.0001 par value Authorized 1,150,000 shares; none issued	0	0
Ordinary Shares, $0.0001 par value Authorized 200,000,000 shares; issued and outstanding 42,451,164 at June 30, 2012 and 38,804,064 at December 31, 2011	4,246	3,881
Additional Paid-in Capital	73,837,277	52,581,098
Retained Earnings	118,168,630	106,308,297
Accumulated Comprehensive Income (Loss)	401,727	(106,168)
Total Shareholders' Equity	192,411,880	158,787,108
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 335,754,675	$ 328,407,314